Acquisitions (Tables)	9 Months Ended
Sep. 30, 2012
Business Combinations [Abstract]
Acquisitions Property Plant And Equipment Producing Assets Net Working Interest Table [Text Block]
Purchase price	$255,400
Purchase price adjustments for estimated after-tax cash flows from the acquired asset and
interest costs from economic date of January 1, 2011 to closing	(35,823)
Total purchase price	$219,577

Allocation of purchase price:
Property and equipment	$189,442
Goodwill	47,087
Current assets	24,336
Current liabilities	(12,715)
Deferred tax liability	(11,831)
Other long-term liabilities	(16,742)
Total purchase price	$219,577

Business Acquisition, Pro Forma Information [Table Text Block]
	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2012	2011	2012	2011

Revenues	$83,275	$75,039	$193,960	$240,447
Net income (loss) to common shareholders	$(34,158)	$(65,096)	$(88,337)	$(91,578)
Net income (loss) per share - basic and diluted	$(0.73)	$(1.67)	$(2.15)	$(2.63)